Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital Class A Common Shares	Issued capital Class B Subordinate Voting Shares	Retained earnings	Contributed surplus	Accumulated other comprehensive income	Non-controlling interests
Beginning of year at Dec. 31, 2019			$ 6,323	$ 14,447	$ 219	$ 309	$ 770
Issued on exercise of options			1		0
Profit (loss) for the year attributable to shareholders of the company	$ (864)			(864)
Dividends paid (Note 24(g))				(106)
Share repurchases			(190)	(17)
Remeasurements of retirement benefit plans	50			50		50
Share option compensation expense (Note 24(c))					23
Other comprehensive income (loss)	(112)					(112)
Profit (loss) for the year attributable to non-controlling interests	(80)						(80)
Other comprehensive income (loss) attributable to non-controlling interests	(14)						(14)
Contributions from non-controlling interests							2
Distributions to non-controlling interests							(9)
End of year at Dec. 31, 2020	20,708	$ 6	6,134	13,410	242	247	669
Issued on exercise of options			67		(17)
Profit (loss) for the year attributable to shareholders of the company	2,868			2,868
Dividends paid (Note 24(g))				(106)
Share repurchases			0	0
Remeasurements of retirement benefit plans	(171)			(171)		(171)
Share option compensation expense (Note 24(c))					28
Other comprehensive income (loss)	126					126
Profit (loss) for the year attributable to non-controlling interests	47						47
Other comprehensive income (loss) attributable to non-controlling interests	(4)						(4)
Contributions from non-controlling interests							113
Distributions to non-controlling interests							(57)
End of year at Dec. 31, 2021	$ 23,773	$ 6	$ 6,201	$ 16,343	$ 253	$ 202	$ 768